Unconsolidated Affiliated Companies	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Unconsolidated Affiliated Companies

19. Unconsolidated Affiliated Companies

Unconsolidated affiliated companies are those in which the Company generally owns less than 50 percent of the outstanding voting shares. The Company does not control these companies and accounts for its investments in them on the equity basis. The unconsolidated affiliated companies primarily manufacture or market wire and cable products in the ROW segment. The Company’s share of the income of these companies is reported in the Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) under “Equity in earnings of affiliated companies.” For the three fiscal months ended March 28, 2014 and March 29, 2013, equity in earnings of affiliated companies was $0.2 million and $0.2 million, respectively. The net investment in unconsolidated affiliated companies was $18.8 million and $19.0 million as of March 28, 2014 and December 31, 2013, respectively. As of March 28, 2014, the Company’s ownership percentage was as follows: PDTL Trading Company Ltd. 49%, Colada Continua Chilean, S.A. 41%, Minuet Realty Corp. 40%, Nostag GmbH & Co. KG 33%, Pakistan Cables Limited 24.6%, Keystone Electric Wire & Cable Co., Ltd. 20% and Thai Copper Rod Company Ltd. 18%.

19. Unconsolidated Affiliated Companies

Unconsolidated affiliated companies are those in which the Company generally owns less than 50 percent of the outstanding voting shares. The Company does not control these companies and accounts for its investments in them on the equity basis. The unconsolidated affiliated companies primarily manufacture or market wire and cable products in our ROW segment. As of December 31, 2013 and 2012, the Company has recorded on its consolidated balance sheets an investment in unconsolidated affiliated companies of $19.0 million and $18.9 million, respectively. The Company’s share of the income of these companies is reported in the consolidated statements of operations and comprehensive income (loss) under “Equity in net earnings of affiliated companies.” In 2013, 2012 and 2011, equity in net earnings of affiliated companies was $1.7 million, $1.7 million, and $2.9 million, respectively. As of December 31, 2013, the Company’s ownership percentage was as follows: PDTL Trading Company Ltd. 49%, Colada Continua Chilean, S.A. 41%, Minuet Realty Corp. 40%, Nostag GmBH & Co. KG 33%, Pakistan Cables Limited 24.6%, Keystone Electric Wire & Cable Co., Ltd. 20% and Thai Copper Rod Company Ltd. 18%.